Related Party Transactions - Schedule of Loans Payable to Related Parties (Parentheticals) (Details) - Related Party [Member]	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Promissory note issued to Mark Porter [Member]
Related Party Transaction [Line Items]
Interest, unsecured	9.00%
Matured date	Dec. 31, 2025
Convertible promissory note issued to Mark Porter [Member]
Related Party Transaction [Line Items]
Matured date	Dec. 31, 2025	Dec. 31, 2025
Interest, secured	12.00%